Related Party Transactions and Balances (Details) - Schedule of Company Entered into Transaction	6 Months Ended
Jun. 30, 2024
Mr. Zhu Jian [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	Chief Executive Officer and, Director and 59.1% beneficial owner of the Company
Mr. Wang Jun [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	10.6% beneficial owner of the Company
Mr. Tang Jing [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	Chief Financial Officer and 5.1% beneficial owner of the Company
Mr. Tang Yuhua [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	An immediate family member of Mr. Tang Jing
Mr. Wang Jixiang [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	An immediate family member of Mr. Wang Jun
Healthy Great Investing Company Limited (“Healthy Great”) [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	Wholly owned by Mr. Zhu Jian
Smartest Star Investing Company Limited (“Smartest Star”) [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	Wholly owned by Mr. Wang Jun
Scenery Investing Company Limited (“Scenery”) [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	Wholly owned by Mr. Tang Jing
Skinist Global Company Limited (“Skinist Global”) [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	Company controlled by Mr. Wang Jun
Skinist Global Cosmetics (Shanghai) Co., Ltd. (“Skinist Shanghai”) [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	Company controlled by Mr. Wang Jun
Shanghai Yingtian Financial Information Service Co., Ltd. (“Ying Tian”) [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	Company controlled by Mr. Zhu Jian and Mr. Tang Jing
Shanghai Jingqi Developing Co., Ltd. (“Jingqi”) [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	Company controlled by Mr. Zhu Jian
Shanghai Jingrong Information Co., Ltd. (“Jingrong”) [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	Company controlled by Mr. Tang Jing
Shanghai Youshan Corporate Consulting Co., Ltd. (“Youshan”) [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	Company controlled by Ms. Mu Xuemei, the director of the Company
Shanghai Jiantong Trade Center (“Jian Tong”) [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	Company controlled by Mr. Wang Jun
Shanghai Shilin Advertising Co., Ltd. (“Shi Lin”) [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	Company controlled by Ms. Pan Yue, a supervisor of Weitong, a subsidiary of the Company
Shanghai Tengxin Advertising Co., Ltd. (“Teng Xin”) [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	Company controlled by Ms. Pan Yue, a supervisor of Weitong, a subsidiary of the Company
Shanghai Yuancheng Advertising Co., Ltd. (“Yuancheng”) [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	Company controlled by Mr. Wang Jun
Shanghai Zhimeisi Beauty Technology Co., Ltd (“Zhi Mei Si”) [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	A Company over which Mr. Zhu Jian exercises significant influence
Shanghai Libo Medical Beauty Clinic Co., Ltd (“Li Bo”) [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	A Company controlled by Zhi Mei Si